Cover	May 05, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	electroCore, Inc. (the “Company”) is filing this Amendment No. 1 to amend the Company’s Current Report on Form 8-K filed on March 9, 2022 (the “Prior 8-K”) to update certain disclosures therein under Item 5.02. The disclosure contained in Item 5.02 of the Prior 8-K is hereby supplemented and amended by the disclosure contained in Item 5.02 of this Amendment No. 1.
Document Period End Date	May 05, 2022
Entity File Number	001-38538
Entity Registrant Name	electroCore, Inc.
Entity Central Index Key	0001560258
Entity Tax Identification Number	20-3454976
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Forge Way
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Rockaway
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07866
City Area Code	(973)
Local Phone Number	290-0097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	ECOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true